Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment
Carrying amount at beginning of period	€ 14,113,000	€ 16,897,000
Additions	857,000	1,203,000
Depreciation	(2,703,000)	(2,761,000)
Effect of lease modification	363,000	(1,226,000)
Movement for the period	(1,483,000)	(2,784,000)
Carrying amount at end of period	12,630,000	14,113,000
Research and development costs
Property, Plant and Equipment
Depreciation	(2,342,000)	(2,331,000)
General and administrative costs
Property, Plant and Equipment
Depreciation	(361,000)	(430,000)
Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	11,746,000	14,755,000
Additions	35,000	244,000
Depreciation	(1,925,000)	(2,027,000)
Effect of lease modification	363,000	(1,226,000)
Movement for the period	(1,527,000)	(3,009,000)
Carrying amount at end of period	10,219,000	11,746,000
Right-of-use assets	9,994,000	11,433,000
Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	2,287,000	2,081,000
Additions	709,000	916,000
Depreciation	(746,000)	(710,000)
Movement for the period	(37,000)	206,000
Carrying amount at end of period	2,250,000	2,287,000
Other
Property, Plant and Equipment
Carrying amount at beginning of period	80,000	61,000
Additions	113,000	43,000
Depreciation	(32,000)	(24,000)
Movement for the period	81,000	19,000
Carrying amount at end of period	161,000	80,000
Cost
Property, Plant and Equipment
Carrying amount at beginning of period	32,069,000	32,092,000
Carrying amount at end of period	33,289,000	32,069,000
Cost | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	23,793,000	24,775,000
Carrying amount at end of period	24,191,000	23,793,000
Cost | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	6,824,000	5,908,000
Carrying amount at end of period	7,533,000	6,824,000
Cost | Other
Property, Plant and Equipment
Carrying amount at beginning of period	1,452,000	1,409,000
Carrying amount at end of period	1,565,000	1,452,000
Accumulated depreciation
Property, Plant and Equipment
Carrying amount at beginning of period	(17,956,000)	(15,195,000)
Carrying amount at end of period	(20,659,000)	(17,956,000)
Accumulated depreciation | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	(12,047,000)	(10,020,000)
Carrying amount at end of period	(13,972,000)	(12,047,000)
Accumulated depreciation | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	(4,537,000)	(3,827,000)
Carrying amount at end of period	(5,283,000)	(4,537,000)
Accumulated depreciation | Other
Property, Plant and Equipment
Carrying amount at beginning of period	(1,372,000)	(1,348,000)
Carrying amount at end of period	€ (1,404,000)	€ (1,372,000)